PROVISIONS	12 Months Ended
Dec. 31, 2019
PROVISIONS
PROVISIONS

26.     PROVISIONS

Provisions – Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of past event, and it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at the managements’ best estimate of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material. The main provisions the Group holds are in relation to employees’ bonuses and other rewards (including retirement benefits and cash-settled share based payments), decommissioning and restoration obligation, tax provisions as well as legal claims.

Provision for decommissioning and restoration – The Group calculates a provision for decommissioning and restoration when the Group has a legal or constructive obligation in connection with the retirement of tangible long-lived assets. The Group’s obligations relate primarily to the cost of removing its equipment from sites. The Group records the present value of provision for decommissioning and restoration as non-current provisions in the consolidated statement of financial position.

Share-based settlement programs – For cash-settled share-based payment transactions, the fair value of the obligation is newly determined at each reporting date and at the settlement date, and the changes in the fair value are recognized in profit or loss, until the liability is settled.

The following table summarizes the movement in provisions for the years ended December 31, 2019, 2018 and 2017:

	Tax
	provisions	Provision for	Employee
	other than	decommissioning	bonuses	SEC
	for income	and	and other	provision	Other	Total
	tax	restoration	rewards	(Note 33)	provisions	provisions
At 1 January 2017	(457)	(1,191)	(8,552)	—	(225)	(10,425)
Arising during the year	(229)	(108)	(15,181)	—	(534)	(16,052)
Utilised	342	5	12,203	—	92	12,642
Discount rate adjustment and imputed interest (change in estimates)	—	(103)	41	—	—	(62)
Unused amounts reversed	33	338	1,233	—	101	1,705
Other	1	10	99	—	(79)	31
At 31 December 2017	(310)	(1,049)	(10,157)	—	(645)	(12,161)

Current 2017	(310)	—	(8,897)	—	(645)	(9,852)
Non-current 2017	—	(1,049)	(1,260)	—	—	(2,309)
At 1 January 2018	(310)	(1,049)	(10,157)	—	(645)	(12,161)

Arising during the year	(374)	(1,912)	(14,259)	(55,752)	(941)	(73,238)
Utilised	336	18	13,873	—	393	14,620
Discount rate adjustment and imputed interest (change in estimates)	—	(223)	177	—	—	(46)
Unused amounts reversed	211	89	1,079	—	872	2,251
Arising due to acquisitions of subsidiaries	(113)	—	(984)	—	(1,165)	(2,262)
Other	(2)	(32)	(107)	(3,298)	(27)	(3,466)
At 31 December 2018	(252)	(3,109)	(10,378)	(59,050)	(1,513)	(74,302)

Current portion	(252)	—	(10,096)	(59,050)	(1,513)	(70,911)
Non-current portion	—	(3,109)	(282)	—	—	(3,391)
At 1 January 2019	(252)	(3,109)	(10,378)	(59,050)	(1,513)	(74,302)

Arising during the year	(410)	(2,341)	(16,896)	—	(208)	(19,855)
Utilised	19	19	16,055	55,607	527	72,227
Discount rate adjustment and imputed interest (change in estimates)	—	42	(12)	—	—	30
Unused amounts reversed	34	—	523	—	155	712
Arising due to acquisitions of subsidiaries	—	—	(9)	—	—	(9)
Disposal of VF Ukraine (Note 10)	50	760	672	—	126	1,608
Other	(4)	(159)	2	3,443	20	3,302
At 31 December 2019	(563)	(4,788)	(10,043)	—	(893)	(16,287)

Current portion	(563)	(126)	(9,944)	—	(893)	(11,526)
Non-current portion	—	(4,662)	(99)	—	—	(4,761)